Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
NOTE 14. INCOME TAXES

Significant components of our deferred tax liabilities (assets) are as follows at December 31:

	2020	2019
Depreciation and amortization	$46,952	$44,896
Licenses and nonamortizable intangibles	13,930	17,355
Employee benefits	(5,279)	(5,143)
Deferred fulfillment costs	2,691	3,050
Net operating loss and other carryforwards	(7,355)	(7,301)
Other – net	4,562	1,536
Subtotal	55,501	54,393
Deferred tax assets valuation allowance	4,773	4,941
Net deferred tax liabilities	$60,274	$59,334

Noncurrent deferred tax liabilities	$60,472	$59,502
Less: Noncurrent deferred tax assets	(198)	(168)
Net deferred tax liabilities	$60,274	$59,334

At December 31, 2020, we had combined net operating and capital loss carryforwards (tax effected) for federal income tax purposes of $585, state of $916 and foreign of $2,763, expiring through 2040. Additionally, we had federal credit carryforwards of $1,080 and state credit carryforwards of $2,011, expiring primarily through 2040.
We recognize a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. Our valuation allowances at December 31, 2020 and 2019 related primarily to state and foreign net operating losses and state credit carryforwards.

The Company considers post-1986 unremitted foreign earnings subjected to the one-time transition tax not to be indefinitely reinvested as such earnings can be repatriated without any significant incremental tax costs. The Company considers other types of unremitted foreign earnings to be indefinitely reinvested. U.S. income and foreign withholding taxes have not been recorded on temporary differences related to investments in certain foreign subsidiaries as such differences are considered indefinitely reinvested. Determination of the amount of unrecognized deferred tax liability is not practicable.

We recognize the financial statement effects of a tax return position when it is more likely than not, based on the technical merits, that the position will ultimately be sustained. For tax positions that meet this recognition threshold, we apply our judgment, taking into account applicable tax laws, our experience in managing tax audits and relevant GAAP, to determine the amount of tax benefits to recognize in our financial statements. For each position, the difference between the benefit realized on our tax return and the benefit reflected in our financial statements is recorded on our consolidated balance sheets as an unrecognized tax benefit (UTB). We update our UTBs at each financial statement date to reflect the impacts of audit settlements and other resolutions of audit issues, the expiration of statutes of limitation, developments in tax law and ongoing discussions with taxing authorities. A reconciliation of the change in our UTB balance from January 1 to December 31 for 2020 and 2019 is as follows:

Federal, State and Foreign Tax	2020	2019
Balance at beginning of year	$10,979	$10,358
Increases for tax positions related to the current year	1,580	903
Increases for tax positions related to prior years	112	1,106
Decreases for tax positions related to prior years	(994)	(1,283)
Lapse of statute of limitations	(24)	(32)
Settlements	(1,646)	(283)
Current year acquisitions	—	205
Foreign currency effects	(6)	5
Balance at end of year	10,001	10,979
Accrued interest and penalties	2,450	2,708
Gross unrecognized income tax benefits	12,451	13,687
Less: Deferred federal and state income tax benefits	(878)	(886)
Less: Tax attributable to timing items included above	(3,588)	(4,320)
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$7,985	$8,481

Periodically we make deposits to taxing jurisdictions which reduce our UTB balance but are not included in the reconciliation above. The amount of deposits that reduced our UTB balance was $702 at December 31, 2020 and $2,584 at December 31, 2019.

Accrued interest and penalties included in UTBs were $2,450 as of December 31, 2020, and $2,708 as of December 31, 2019. We record interest and penalties related to federal, state and foreign UTBs in income tax expense. The net interest and penalty expense included in income tax expense was $149 for 2020, $267 for 2019 and $1,290 for 2018.

We file income tax returns in the U.S. federal jurisdiction and various state, local and foreign jurisdictions. As a large taxpayer, our income tax returns are regularly audited by the Internal Revenue Service (IRS) and other taxing authorities.

The IRS has completed field examinations of our tax returns through 2012. All audit periods prior to 2005 are closed for federal examination purposes and we have effectively resolved all outstanding audit issues for years through 2010 with the IRS Appeals Division. Those years will be closed as the final paperwork is processed in the coming months.
While we do not expect material changes, we are generally unable to estimate the range of impacts on the balance of the remaining uncertain tax positions or the impact on the effective tax rate from the resolution of these issues until each year is closed; and it is possible that the amount of unrecognized benefit with respect to our uncertain tax positions could increase or decrease within the next 12 months.

The components of income tax (benefit) expense are as follows:

	2020	2019	2018
Federal:
Current	$(687)	$584	$3,258
Deferred	1,039	1,656	277
	352	2,240	3,535
State and local:
Current	(6)	603	513
Deferred	263	144	473
	257	747	986
Foreign:
Current	413	605	539
Deferred	(57)	(99)	(140)
	356	506	399
Total	$965	$3,493	$4,920

“Income Before Income Taxes” in the Consolidated Statements of Income included the following components for the years ended December 31:

	2020	2019	2018
U.S. income (loss) before income taxes	$(452)	$18,301	$25,379
Foreign income (loss) before income taxes	(2,404)	167	(506)
Total	$(2,856)	$18,468	$24,873

A reconciliation of income tax expense (benefit) and the amount computed by applying the statutory federal income tax rate of 21% to income from continuing operations before income taxes is as follows:

	2020	2019	2018
Taxes computed at federal statutory rate	$(600)	$3,878	$5,223
Increases (decreases) in income taxes resulting from:
State and local income taxes - net of federal income tax benefit	193	611	738
Enactment date and measurement period adjustments from the Act	—	—	(718)
Tax on foreign investments	(141)	(115)	(466)
Noncontrolling interest	(285)	(230)	(121)
Permanent items and R&D credit	(239)	(285)	(189)
Audit resolutions	(112)	(156)	544
Divestitures	107	—	—
Goodwill impairment[1]	2,120	—	—
Other - net	(78)	(210)	(91)
Total	$965	$3,493	$4,920
Effective Tax Rate	(33.8)%	18.9%	19.8%
[1] Goodwill impairments are not deductible for tax purposes.